Corporate Information - Acquisition of Investments (Details) R$ in Thousands	Jul. 24, 2020 USD ($) item	Jul. 24, 2020 BRL (R$) item	Sep. 21, 2020	Apr. 30, 2015
WPensar S.A.
Investments and Interests in Other Entities
Equity interest acquired (as a percent)			75.00%	25.00%
Studos Software Ltda.
Investments and Interests in Other Entities
Equity interest acquired (as a percent)			100.00%
Financial assets at fair value through profit or loss, | Bewater Ventures I GA Fundo de Investimento em Participaes Multiestratgia
Investments and Interests in Other Entities
Equity Interest Acquired	14.48%	14.48%
Number of Class B quotas purchased	9,670	9,670
Payments to acquire investments	$ 9,670,000	R$ 9,670